Schedule of other (expenses) income (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Income
Unrealized and realized exchange differences	£ 54,002
Grant income		£ 5,946
Other (expenses)/income	£ 54,002	£ 5,946